Equity	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Equity

16. EQUITY

(a) Ordinary shares

The Company is authorized to issue 100,000,000 ordinary shares.

On September 19, 2017, at the Company’s 2017 Annual Meeting of Members, the shareholders of the Company approved an amendment to the Company’s Memorandum and Articles of Association to remove the par value of the Company’s ordinary shares. On October 12, 2017, the Company filed an amended and restated Memorandum and Articles of Association (the “Amended and Restated M&A”) with the Registrar of Corporate Affairs in the British Virgin Islands to remove par value per share of the Company’s ordinary shares.

In January 2018, 479,004 and 50,000 ordinary shares were issued as a result of exercise of stock options granted to employees and consultants, respectively. As a result, the amount of $626,000 and $24,000, previously charged to additional paid in capital in the periods services were provided were credited to ordinary shares, respectively. Refer to Note 16 (c) and (d) below.

In November 2018, the Company issued 1,000,000 ordinary shares to two individuals including Mr. Lin at a price of $1.50 per share for a total consideration of $1,500,000. The settlement price was negotiated and resembled the highest trading price of the Company’s stock on November 13, 2018.

(b) Stock-based compensation

The following table provides the details of the approximate total share based payments expense during the six months ended June 30, 2019 and 2018:

	June 30,		June 30,
	2019		2018
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$290,000	(c)	$290,000	(c)
Stock options issued for services	34,000	(d)	22,000	(d)
	$324,000		$312,000

(c) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

On May 27, 2016, the Company granted options to certain directors, officers and employees to purchase an aggregate of 2,712,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $1.6 million at the date of the grant, of which approximately $202,000 and $202,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the six months ended June 30, 2019 and 2018, respectively.

On May 17, 2017, the Company granted options to certain employees and directors to purchase an aggregate of 960,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $0.5 million at the date of the grant, of which approximately $88,000 and $88,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided in the six months ended June 30, 2019 and 2018, respectively.

Stock option activity for the six months ended June 30, 2019 is summarized as follows:

		Weighted Average	Weighted Average Remaining Contractual	Aggregated
	Options	Exercise	Life	Intrinsic
	Outstanding	Price	(Years)	Value
Outstanding at January 1, 2019	2,002,200	$1.11	2.40	$188,790
Exercised	-	$-
Canceled	(41,800)	$1.05
Outstanding at June 30, 2019(Unaudited)	1,960,400	$1.11	1.90	$-
Vested and expected to be vested as of June 30, 2019(Unaudited)	1,938,000	$1.11	1.90	$-
Options exercisable as of June 30, 2019 (vested) (Unaudited)	1,155,200	$1.09	1.90	$-

There were no stock options granted to employees during the year ended June 30, 2019 and 2018. The total intrinsic value of stock options exercised during the six months ended June 30, 2018 was approximately $1,473,000, and there was no option exercised during the six months ended June 30, 2019. The Company did not receive any proceeds related to the cashless exercise of stock options from employees for the six months ended June 30, 2018.

The following table summarizes the status of options which contain vesting provisions:

	Options	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2019	1,088,400	$0.69
Vested	(268,500)	$0.59
Canceled	(14,700)	$0.66
Non-vested at June 30, 2019(Unaudited)	805,200	$0.72

As of June 30, 2019, approximately $0.5 million of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average remaining vesting period of approximately 0.2 years. The total fair value of options vested during the six months ended June 30, 2019, and 2018 was approximately $0.2 million and $0.2 million, respectively. To the extent the actual forfeiture rate is different from what the Company has anticipated, stock-based compensation related to these awards will be different from its expectations.

(d) Stock options and warrants to non-employees

Pursuant to the Company’s 2016 Equity Incentive Plan, for the six months ended June 30, 2019 and 2018, the Company issued 150,000 warrants and 200,000 stock options to consultants, respectively. Before the adoption of ASU2018-07, the fair value of the options and warrants issued to consultants was estimated on the measurement date using the Black-Scholes Merton valuation model, after the adoption on January 1, 2019, the fair value of the equity awards to consultants was measured on the grant date. The Company expensed to administrative expense approximately $34,000 and $22,000 for the six months ended June 30, 2019 and 2018, respectively. During the six months ended June 30, 2018, 50,000 options were exercised for issuance of 50,000 shares in aggregate cash proceeds of $46,500.

As of June 30, 2019, the weighted average exercise price was $1.22 and the weighted average remaining life was 2.02 years. The following table outlines the options outstanding and exercisable as of June 30, 2019:

	Number of Options/warrants	Exercise	Expiration
	Outstanding	Price	Date
2017 Service Agreement Options (Marketing)	50,000	$1.29	10/31/2020
2017 Service Agreement Options (Marketing)	50,000	$1.63	11/30/2020
2017 Service Agreement Options (Marketing)	50,000	$1.48	12/31/2020
2018 Consulting Service Agreement Options	50,000	$1.02	05/27/2021
2017 Consulting Service Agreement Options	50,000	$1.02	05/27/2021
2019 Warrants Agreement	150,000	$1.10	03/12/2022
	400,000